Revenue from Contracts with Customers - Schedule of Account Receivables, Incremental Costs of Obtaining a Contract, and Contract Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivable	₩ 56,318	₩ 81,152
Incremental costs of obtaining a contract (Prepaid expenses)	1,826	2,386
Contract liabilities (Deferred revenue)	21,910	29,332
Micro-transaction revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities (Deferred revenue)	19,787	25,290
Royalties and license fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities (Deferred revenue)	2,094	4,037
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities (Deferred revenue)	₩ 29	₩ 5